Accumulated Other Comprehensive Income Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Combined Federal And State Income Tax Rate	37.00%	37.00%
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	$ (4,990)	$ (1,422)
Other comprehensive income before reclassifications	1,875	(2,516)
Amounts reclassified from other comprehensive loss	(1,044)	(1,052)
Other Comprehensive Income (Loss), Net of Tax	831	(3,568)	2,485
Ending balance	(4,159)	(4,990)	(1,422)
Unrealized Gains (Losses) on Securities Available-for-Sale
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	(2,110)	3,573
Other comprehensive income before reclassifications	4,030	(5,201)
Amounts reclassified from other comprehensive loss	(729)	(482)
Other Comprehensive Income (Loss), Net of Tax	3,301	(5,683)
Ending balance	1,191	(2,110)
Defined Benefit Pension Plans
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	(2,880)	(4,995)
Other comprehensive income before reclassifications	(2,155)	2,685
Amounts reclassified from other comprehensive loss	(315)	(570)
Other Comprehensive Income (Loss), Net of Tax	(2,470)	2,115
Ending balance	$ (5,350)	$ (2,880)